Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 80,303	$ 129,902	$ 116,933
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
(Losses) Gains on cash flow hedges, before tax	(3,969)	5,337	0
Reclassification adjustments on cash flow hedges, before tax	(6,228)	(5,273)	0
Cash flow hedges, before tax	(10,197)	64	0
(Losses) gains on marketable securities, before tax	(1,421)	1,215	0
Gains (losses) on pensions, before tax	929	(1,809)	(687)
Foreign currency translation adjustments, before tax	(65,910)	(124,639)	(131,326)
Other comprehensive loss, before tax	(76,599)	(125,169)	(132,013)
Income tax relating to components of other comprehensive loss	2,562	1,140	(57)
Total other comprehensive loss, after tax	(74,037)	(124,029)	(132,070)
Comprehensive income (loss)	6,266	5,873	(15,137)
Comprehensive (income) loss attributable to noncontrolling interest	(545)	(146)	959
Comprehensive income (loss) attributable to the owners of QIAGEN N.V.	$ 5,721	$ 5,727	$ (14,178)